ROYALTY AND STREAM TRANSACTIONS - During the Year Ended December 31, 2020 (Details) $ in Millions	1 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($) item shares	Sep. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)	Mar. 31, 2022	Sep. 30, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Royal And Stream Transactions [Line Items]
Fair value of portfolio acquired		$ 9.8
Contingent Cash Consideration, Royalty Portfolio Acquisition, Period For Achievement Of Certain Production Milestones												5 years
Royalty To Be Disposed Off, Cash Consideration		$ 7.0
Yecora Royalty
Royal And Stream Transactions [Line Items]
Percentage Of Royalty To Be Disposed Off						1.00%
Royalty To Be Disposed Off, Cash Consideration						$ 1.5
Minimum
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired		1.00%
Beta Hunt
Royal And Stream Transactions [Line Items]
Proceeds From Bonus Royalty Payment					$ 2.5		$ 2.5
Proceeds from amendment of royalty interest							$ 13.0
Bonus Royalty Payment, amortization period							1 year 6 months
Percentage of gold royalty										4.75%	7.50%
Bonus Royalty Payment							$ 5.0			$ 5.0
Income taxes paid (refund)													$ 3.1
Omolon GRR Royalty
Royal And Stream Transactions [Line Items]
Royalty portfolio consideration paid in cash	$ 23.5
Proceeds From Bonus Royalty Payment												$ 3.2
Hope Bay mine
Royal And Stream Transactions [Line Items]
Royalty portfolio consideration paid in cash								$ 40.0
Percentage of royalty acquired								1.50%
Percentage of royalty owned				2.50%
Cash payment for buy back of royalty in the event of a change of control transaction of TMAC that is announced prior to June 30, 2021								$ 50.0
Proceeds from amendment of royalty interest				$ 11.0
El Mochito Stream
Royal And Stream Transactions [Line Items]
Percentage of stream acquired			5
Reduced royalty percentage if certain production milestones are met									25.00%			25.00%
El Mochito Stream | Discount rate
Royal And Stream Transactions [Line Items]
Input assumption for fair value estimate			10
Newmont Portfolio Acquisition
Royal And Stream Transactions [Line Items]
Number of royalties acquired | item						11
Number of common shares issued | shares						12,000,000
Royalty portfolio consideration paid in cash						$ 15.0
Fair value of portfolio acquired						$ 75.0
Contingent Cash Consideration, Royalty Portfolio Acquisition, Period For Achievement Of Certain Production Milestones						5 years
Contingent Cash Consideration, Royalty Portfolio Acquisition						$ 15.0
Royalty To Be Disposed Off, Cash Consideration						$ 15.0
Number of development and exploration stage royalties acquired | item						9
Newmont Portfolio Acquisition | United States
Royal And Stream Transactions [Line Items]
Number of development and exploration stage royalties acquired | item						4
Newmont Portfolio Acquisition | Canada
Royal And Stream Transactions [Line Items]
Number of development and exploration stage royalties acquired | item						2
Newmont Portfolio Acquisition | Mexico
Royal And Stream Transactions [Line Items]
Number of development and exploration stage royalties acquired | item						3
Newmont Portfolio Acquisition | Minimum | Discount rate | Discounted cash flow model for producing assets
Royal And Stream Transactions [Line Items]
Input assumption for fair value estimate						4
Newmont Portfolio Acquisition | Maximum | Discount rate | Discounted cash flow model for producing assets
Royal And Stream Transactions [Line Items]
Input assumption for fair value estimate						15
Camino Rojo royalty
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired						2.00%
Cerro Blanco royalty
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired						1.00%